Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events

Management of the Company determined a reportable subsequent event required to be disclosed as follows:

On April 19, 2018, the Company entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA II PN Ltd. (“Investor”), a Cayman Island exempt limited partnership and an affiliate of Yorkville Advisors Global, LLC, whereby the Company sold and the Investor purchased 869,565 shares (the “Initial Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”) for the purchase price of One Million Dollars ($1,000,000),  Additionally, under the SEDA the Company may sell to the Investor up to $5 million of shares of Common Stock over a two-year commitment period.  Under the terms of the SEDA, the Company may from time to time, in its discretion, sell newly-issued shares of its common stock to the Investor at a discount to market of 8% of the lowest daily volume weighted average price during the relevant pricing period.  The Company is obligated to register the Initial Shares, the Commitment Shares (as defined below), and the shares of Common Stock issuable under the SEDA pursuant to a registration statement under the Securities Act of 1933, as amended (the “Securities Act”).

The Company is not obligated to utilize any portion of the SEDA and there are no minimum commitments or minimum use penalties provided the Company does not terminate the SEDA within 18 months wherein the Company would be required to pay a termination fee of $100,000.  The Company issued One Hundred Thousand (100,000) shares of Common Stock as a commitment fee (the “Commitment Shares”) to an affiliate of the Investor.  The total amount of funds that ultimately can be raised under the SEDA over the two-year term will depend on the market price for the Company’s common stock and the number of shares actually sold.

The SEDA does not impose any restrictions on the Company’s operating activities. During the term of the SEDA, the Investor is prohibited from engaging in any short selling or hedging transactions related to the Common Stock.

A copy of the SEDA is attached as Exhibit 10.1 to the Current Report on Form 8-K as filed with the SEC on April 20, 2018.

In connection with the SEDA, the Company engaged Garden State Securities, Inc. (“GSS”) as its exclusive selling/placement agent.  In connection with the transactions set forth in the SEDA, GSS shall receive a fee equal to 10% of the purchase price of the Initial Shares in cash plus warrants to purchase 86,957 shares of Common Stock at an exercise price of $1.15 per share, expiring in five years.  GSS will also receive a cash fee equal to 5% of the amount paid by the Investor for each Advance under the SEDA.

Note 8 — Subsequent Events

Management has evaluated all events that occurred after the balance sheet date through the date when these financial statements were issued to determine if they must be reported. The Management of the Company has determined that the following reportable subsequent event is required to be disclosed:

Subsequent to year-end, the Company accepted subscription for the issuance of 380,000 shares post-split common stock at a purchase price of $0.50 per share for a total subscription of $190,000 in cash.

Following the reporting period, the Company issued an aggregate of options to purchase 3,240,000 shares of Common Stock at the exercise price of $0.25 per share (the “Options”).  All of the Options vest equally over five, six-month periods commencing on the six month anniversary of the issuance of the Options.